Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	₨ 164,884		₨ 191,964
Financial instruments at amortized cost
Financial instruments at amortized cost	19,258		21,708
Non current investments other than investments accounted for using equity method	9,302	$ 123	6,916
Current Investments	189,635	$ 2,515	220,716
Total	198,937		227,632
Financial instruments at FVTPL	14,795		13,960
Non-current assets [member]
Financial instruments at amortized cost
Non current investments other than investments accounted for using equity method	9,302		6,916
Current Assets [member]
Financial instruments at amortized cost
Current Investments	189,635		220,716
Investments in equity instruments [member] | Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	9,297		6,916
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Financial instruments at amortized cost	5
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Financial instruments at amortized cost	19,253		21,708
Investment in liquid and short-term mutual funds [member] | Current Assets [member]
Financial instruments at amortized cost
Financial instruments at FVTPL	14,795		13,960
Commercial paper, certificate of deposits and bonds [member] | Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI	₨ 155,587		₨ 185,048